Goodwill and intangible assets (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of goodwill and intangible assets

	Goodwill	Customer relationships	Trade names	Total
	€’000	€’000	€’000	€’000
Six months ended 30 June 2026
At 1 January 2026 (restated)	4,859	15,648	3,648	24,155
Amortisation for the period	-	(890)	(208)	(1,098)
Impairment	-	-	-	-
Exchange differences	136	417	97	650
At 30 June 2026	4,995	15,175	3,537	23,707

	Goodwill	Customer relationships	Trade names	Total
	€’000	€’000	€’000	€’000
Year ended 31 December 2025 (restated)
At 1 January 2025	6,602	19,429	4,529	30,560
Amortisation for the year	-	(1,837)	(428)	(2,265)
Impairment	(1,060)	-	-	(1,060)
Exchange differences	(683)	(1,944)	(453)	(3,080)
At 31 December 2025	4,859	15,648	3,648	24,155